Dividends	6 Months Ended
Jun. 30, 2019
Disclosure Cash Dividends [Abstract]
Dividends
Dividends
All dividends of the Company are made on a discretionary basis as determined by the Board. The Company declares and pays the dividends on its common shares in U.S. dollars. Dividends declared during the period were as follows:

	Three Months Ended June 30
	2019				2018
	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$69,868		$0.1410		$60,739		$0.1282
Series A preferred shares	C$	1,549	C$	0.3226	C$	1,350	C$	0.2813
Series D preferred shares	C$	1,273	C$	0.3182	C$	1,250	C$	0.3125

	Six Months Ended June 30
	2019				2018
	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$133,149		$0.2692		$111,359		$0.2447
Series A preferred shares	C$	3,097	C$	0.6452	C$	2,700	C$	0.5626
Series D preferred shares	C$	2,523	C$	0.6307	C$	2,500	C$	0.6250